Income tax expense - Net deferred tax (assets)/liability (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Deferred tax assets and liabilities [abstract]
Deferred tax assets	₨ (82,669)	$ (1,097)	₨ (52,830)	₨ (58,635)
Deferred tax liabilities	29,675	394	44,154	43,703
Net deferred tax (asset)/ liability	₨ (52,994)	$ (703)	₨ (8,676)	₨ (14,932)	₨ (53,567)